Share capital (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
2015 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 0	$ 62,267
2020 [Member]
Statement [Line Items]
Shares based compensation recognized expense	32,369	32,369
Total [Member]
Statement [Line Items]
Shares based compensation recognized expense	69,465	94,636
2023 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 37,096	$ 0